Other income - Summary of Other Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Government grants other income
generation based incentive	₨ 2,029	$ 27	₨ 1,846	₨ 2,098
viability gap funding	32	0	32	37
Compensation for loss of revenue	1,461	19	431	89
Gains on disposals of property, plant and equipment	10	0	0	219
Insurance claim	265	3	63	34
Gain on derivative instruments designated as cash flow hedge (net)	29	0	16
Gain on disposal of subsidiaries (net) (refer Note 39)	214	3
Income tax refund			160
Excess provisions written back	611	8
Commission on financial guarantee contracts (refer Note 45)	78	1
Miscellaneous income	389	5	295	157
Fair value gain on investment (refer note 55(b))			27
Fair value change of mutual fund (including realised gain)	21	0
Total	₨ 5,139	$ 68	₨ 2,870	₨ 2,634